Related Party Transactions - Schedule of Accounts Payable - Related Parties (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable	$ 10,159
Xiamen Pupu Investment [Member]
Related Party Transaction [Line Items]
Accounts payable	$ 10,159